Long-term Payables Other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 2,090,715	₩ 1,626,040
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	400,245
1 - 3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	769,395
3 - 5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	738,300
More than 5 years [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 182,775